Organization - Schedule of Quantitative Metrics of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Parent Company [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	¥ 7,549	¥ 10,995		¥ 58
Other current assets	800			713
Intercompany receivable from subsidiaries	185,524	189,107		186,176
Intercompany receivable from WFOE	55,885	55,874		55,874
Investment in WFOE
Investment in subsidiaries	903
Other non-current assets	10,947	12,504
Total assets	261,608	268,480		242,821
Other current liabilities		9,873
Intercompany payables to parent company	9,142
Non-current liabilities
Total liabilities	9,142	9,873
Total shareholders’ equity	252,466	258,607		242,821
Total liabilities and shareholders’ equity	261,608	268,480		242,821
Revenues
Gross (loss) profit	(489)	(279)
Total operating expenses	45,745	43		32
Net income (loss)	(47,020)	2,852		3,320
Total comprehensive income (loss)	(47,020)	2,852		3,320
Net cash (used in) provided by operating activities	(1,350)	(22)		(1,613)
Net cash used in investing activities	(903)	(11,141)
Net cash provided by financing activities	3,041	22,100		(713)
Effect of exchange rate changes	(4,234)
WFOE (“Shanghai Mihe”) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	1,154
Other current assets	10,947
Intercompany receivable from subsidiaries	4,071
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets
Total assets	16,172
Other current liabilities	1,549
Intercompany payables to parent company	37,089
Non-current liabilities
Total liabilities	38,638
Total shareholders’ equity	(22,466)
Total liabilities and shareholders’ equity	16,172
Revenues	3,447
Gross (loss) profit	1,368
Total operating expenses	3,480
Net income (loss)	(1,963)
Total comprehensive income (loss)	(1,963)
Net cash (used in) provided by operating activities	10,475
Net cash used in investing activities	(10,000)
Net cash provided by financing activities
Effect of exchange rate changes
Subsidiaries [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	336	21,759		23,668
Other current assets	18	5,001		6,440
Intercompany receivable from subsidiaries	5,913
Intercompany receivable from WFOE	20,004
Investment in WFOE	146,935	160,586		155,821
Investment in subsidiaries
Other non-current assets
Total assets	173,206	187,346		185,929
Other current liabilities		5		2,939
Intercompany payables to parent company	185,538	189,107		186,176
Non-current liabilities
Total liabilities	185,538	189,112		189,115
Total shareholders’ equity	(12,332)	(1,766)		(3,186)
Total liabilities and shareholders’ equity	173,206	187,346		185,929
Revenues	199
Gross (loss) profit	199
Total operating expenses	2,635	628		83
Net income (loss)	(3,182)	(3,347)		(2,935)
Total comprehensive income (loss)	(3,182)	(3,347)		(2,935)
Net cash (used in) provided by operating activities	(14,039)	(1,910)		1,142
Net cash used in investing activities
Net cash provided by financing activities	903			(3,501)
Effect of exchange rate changes	(8,286)
Shanghai Jinxin and its Subsidiaries (the VIEs) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	55,230	59,154		50,775
Other current assets	44,562	77,044		65,416
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE	3,230
Investment in WFOE
Investment in subsidiaries
Other non-current assets	60,718	68,160		28,007
Total assets	163,740	204,358		144,198
Other current liabilities	77,299	72,837		46,862
Intercompany payables to parent company	4,072
Non-current liabilities	3,631	4,659		5,396
Total liabilities	85,002	77,496		52,258
Total shareholders’ equity	78,738	126,862		91,940
Total liabilities and shareholders’ equity	163,740	204,358		144,198
Revenues	409,378	405,647		379,802
Gross (loss) profit	44,480	116,589		159,751
Total operating expenses	97,951	84,475		73,927
Net income (loss)	(48,614)	34,921		88,692
Total comprehensive income (loss)	(48,614)	34,921		88,692
Net cash (used in) provided by operating activities	(5,441)	27,650		62,560
Net cash used in investing activities	(13,690)	(19,270)		(34,290)
Net cash provided by financing activities	15,490			(1,665)
Effect of exchange rate changes	(283)
Elimination of Intercompany Balances [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents
Other current assets		(12,160)
Intercompany receivable from subsidiaries	(195,508)	(189,107)		(186,176)
Intercompany receivable from WFOE	(79,119)	(55,874)		(55,874)
Investment in WFOE	(146,935)	(160,586)		(155,821)
Investment in subsidiaries	(903)
Other non-current assets
Total assets	(422,465)	(417,727)		(397,871)
Other current liabilities		(12,161)
Intercompany payables to parent company	(235,841)	(244,981)		(242,050)
Non-current liabilities
Total liabilities	(235,841)	(257,142)		(242,050)
Total shareholders’ equity	(186,624)	(160,585)		(155,821)
Total liabilities and shareholders’ equity	(422,465)	(417,727)		(397,871)
Revenues
Gross (loss) profit
Total operating expenses
Net income (loss)
Total comprehensive income (loss)
Net cash (used in) provided by operating activities	(14,229)
Net cash used in investing activities	903
Net cash provided by financing activities	(903)
Effect of exchange rate changes	14,229
Consolidated Financials [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	64,269	92,586		75,132	$ 12,684
Other current assets	56,327	69,999		72,704	9,589
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets	71,665	80,697		28,078	11,056
Total assets	192,261	243,282		175,914	33,329
Other current liabilities	78,848	74,794		50,184	10,245
Intercompany payables to parent company
Non-current liabilities	3,631	4,659		5,396	639
Total liabilities	82,479	79,453		55,580	10,884
Total shareholders’ equity	109,782	163,829		120,334	22,445
Total liabilities and shareholders’ equity	192,261	243,282		175,914	$ 33,329
Revenues	413,024	406,399	$ 55,676	379,821
Gross (loss) profit	45,558	116,944	16,021	159,770
Total operating expenses	149,812	89,831	12,306	79,717
Net income (loss)	(100,779)	30,559	4,185	83,492
Total comprehensive income (loss)	(100,779)	30,559	4,185	83,492
Net cash (used in) provided by operating activities	(24,584)	25,765	3,529	56,695
Net cash used in investing activities	(23,690)	(30,411)	(4,166)	(30,630)
Net cash provided by financing activities	18,531	¥ 22,100	$ 3,028	¥ (5,879)
Effect of exchange rate changes	¥ 1,426
% of the Consolidated Financials [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	86.00%	64.00%		68.00%	64.00%
Other current assets	79.00%	110.00%		90.00%	110.00%
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Investment in subsidiaries
Other non-current assets	85.00%	84.00%		100.00%	84.00%
Total assets	85.00%	84.00%		82.00%	84.00%
Other current liabilities	98.00%	97.00%		93.00%	97.00%
Intercompany payables to parent company
Non-current liabilities	100.00%	100.00%		100.00%	100.00%
Total liabilities	103.00%	98.00%		94.00%	98.00%
Total shareholders’ equity	72.00%	77.00%		76.00%	77.00%
Total liabilities and shareholders’ equity	85.00%	84.00%		82.00%	84.00%
Revenues	99.00%	100.00%		100.00%	100.00%
Gross (loss) profit	98.00%	100.00%		100.00%	100.00%
Total operating expenses	65.00%	94.00%		93.00%	94.00%
Net income (loss)	48.00%	114.00%		106.00%	114.00%
Total comprehensive income (loss)	48.00%	114.00%		106.00%	114.00%
Net cash (used in) provided by operating activities	22.00%	107.00%		110.00%	107.00%
Net cash used in investing activities	58.00%	63.00%		112.00%	63.00%
Net cash provided by financing activities	84.00%			28.00%
Effect of exchange rate changes	(20.00%)
WFOE (“Shanghai Mihe”) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents		¥ 678		¥ 631
Other current assets		114		135
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Other non-current assets		33		71
Total assets		825		837
Other current liabilities		4,240		383
Intercompany payables to parent company		55,874		55,874
Non-current liabilities
Total liabilities		60,114		56,257
Total shareholders’ equity		(59,289)		(55,420)
Total liabilities and shareholders’ equity		825		837
Revenues		752		19
Gross (loss) profit		634		19
Total operating expenses		4,685		5,675
Net income (loss)		(3,867)		(5,585)
Total comprehensive income (loss)		(3,867)		(5,585)
Net cash (used in) provided by operating activities		47		(5,394)
Net cash used in investing activities				3,660
Net cash provided by financing activities